OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
22. OPERATING SEGMENTS

The reportable operating segments are those operations for which operating results are reviewed by the President and Chief Executive Officer who is the chief operating decision maker regarding decisions about resources to be allocated to the segment and to assess performance provided those operations pass certain quantitative thresholds. Operations with revenues, earnings or losses or assets that exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

Each of the Company's reportable operating segments generally consists of an individual mining property managed by a single general manager and operations management team.

The Company’s operating segments reflect these multiple mining interests and are reported in a manner consistent with internal reporting used to assess the performance of each segment and make decisions about resources to be allocated to the segments.

The information reported below as at and for the years ended December 31, 2020 and 2019 is based on the information provided to the President and Chief Executive Officer.

As at and for the year ended December 31, 2020
	Macassa Mine	Holt Complex	Detour	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$326,584	$53,195	$960,855	$1,119,470	$—	$—	$2,460,104
Production costs	(107,336)	(36,054)	(356,072)	(87,844)	—	—	(587,306)
Royalty expense	(10,613)	(3,807)	(18,445)	(52,620)	—	—	(85,485)
Depletion and depreciation	(54,071)	(10,512)	(214,793)	(102,889)	—	(787)	(383,052)
Earnings from mine operations	154,564	2,822	371,545	876,117	—	(787)	1,404,261
Expenses
General and administrative	—	—	—	—	—	(60,490)	(60,490)
Transaction costs	—	—	—	—	—	(33,131)	(33,131)
Exploration	(1,492)	(901)	(1,990)	(6,723)	(3,003)	(306)	(14,415)
Care and maintenance	—	(16,607)	—	—	(16,397)	—	(33,004)
Rehabilitation costs	—	—	—	—	(33,730)	—	(33,730)
Earnings (loss) from operations	153,072	(14,686)	369,555	869,394	(53,130)	(94,714)	1,229,491
Other income (loss), net[1]							(72,489)
Finance items
Finance income[1]							3,543
Finance costs[1]							(7,836)
Earnings before income taxes							1,152,709

Expenditures on:
Mining interest	$84,634	$8,024	$134,061	$54,598	$10,404	$—	$291,721
Plant and equipment	57,019	2,823	207,015	83,288	12,520	6,557	369,222
Total capital expenditures[2]	$141,653	$10,847	$341,076	$137,886	$22,924	$6,557	$660,943

Total assets	$791,560	$196,874	$4,470,755	$584,795	$270,546	$766,006	$7,080,536
Total liabilities	$180,218	$118,972	$1,172,167	$186,986	$115,934	$221,328	$1,995,605
[1] Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.
[2] Segment capital expenditures are presented on an accrual basis.

As at and for the year ended December 31, 2019
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$333,644	$161,413	$884,931	$—	$—	$1,379,988
Production costs	(99,227)	(104,888)	(76,919)	—	—	(281,034)
Royalty expense	(11,240)	(7,738)	(17,454)	—	—	(36,432)
Depletion and depreciation	(44,499)	(33,021)	(91,401)	—	—	(168,921)
Earnings (loss) from mine operations	178,678	15,766	699,157	—	—	893,601
Expenses
General and administrative	—	—	—	—	(45,365)	(45,365)
Transaction costs	—	—	—	—	(1,236)	(1,236)
Exploration	(1,338)	(5,288)	(15,895)	(10,948)	—	(33,469)
Care and maintenance	—	(43)	—	(1,148)	—	(1,191)
Earnings (loss) from operations	177,340	10,435	683,262	(12,096)	(46,601)	812,340
Other income (loss), net[1]						(18,817)
Finance items
Finance income[1]						6,941
Finance costs[1]						(2,282)
Earnings before income taxes						798,182

Expenditures on:
Mining interest	$104,728	$37,221	$78,449	$51,294	$—	$271,692
Plant and equipment	89,718	19,400	82,851	48,550	3,886	244,405
Total capital expenditures[2]	$194,446	$56,621	$161,300	$99,844	$3,886	$516,097

Total assets	$645,617	$223,494	$546,069	$197,768	$944,669	$2,557,617
Total liabilities	$203,521	$69,953	$113,629	$37,591	$316,169	$740,863
[1] Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.
[2] Segment capital expenditures are presented on an accrual basis.
The following table shows non-current assets by geographic region:

	Non-current assets
	As at
	December 31, 2020	December 31, 2019
Geographic information
Australia	$821,777	$712,845
Canada	5,222,089	1,050,142
Total	$6,043,866	$1,762,987
The following table summarizes sales to individual customers exceeding 10% of annual metal sales for the following periods:

	Metal sales
	Year ended December 31, 2020	Year ended December 31, 2019
Customer
1 - Australia	$1,119,166	$882,199
2 - Canada	364,882	221,958
3 - Canada	296,457	160,336
4 - Canada	—	—
Total	$1,780,505	$1,264,493
% of total sales	72%	92%
The Company is not economically dependent on a limited number of customers for the sale of its product because gold doré can be sold through numerous commodity market traders worldwide. The hierarchy of customers differ in the years ended December 31, 2020 and 2019.